Other Receivables (Details)		Jun. 30, 2025 USD ($)	Jun. 30, 2025 AED (د.إ)	Dec. 31, 2024 AED (د.إ)
Other Receivables [Line Items]
Prepayments	[1]	$ 121,456	د.إ 445,987	د.إ 262,701
Advance payments totaling		113,100	415,302	755,266
Payments [Member]
Other Receivables [Line Items]
Advance payments totaling		$ 174,208	639,691
Autonomous Navigation System [Member]
Other Receivables [Line Items]
Advance payments totaling			241,098	241,098
GITEX Global [Member]
Other Receivables [Line Items]
Advance payments totaling			266,518
Other Local Suppliers [Member]
Other Receivables [Line Items]
Advance payments totaling			د.إ 132,075
Various Suppliers [Member]
Other Receivables [Line Items]
Advance payments totaling				3,381,872
Machines and Equipment Supplier [Member]
Other Receivables [Line Items]
Advance payments totaling				2,588,660
Fit out Supplier [Member]
Other Receivables [Line Items]
Advance payments totaling				449,300
Local Suppliers [Member]
Other Receivables [Line Items]
Advance payments totaling				د.إ 102,814

[1]	Prepayments